Shareholder Report, Line Graph (Details) - USD ($)			7 Months Ended	12 Months Ended		19 Months Ended	24 Months Ended	31 Months Ended	36 Months Ended	43 Months Ended	48 Months Ended	55 Months Ended	60 Months Ended	67 Months Ended	72 Months Ended	79 Months Ended	84 Months Ended	91 Months Ended	96 Months Ended	103 Months Ended	108 Months Ended	115 Months Ended	120 Months Ended
	May 02, 2016	Nov. 30, 2015	Nov. 30, 2016	Nov. 30, 2025	Nov. 30, 2016	Nov. 30, 2017	Nov. 30, 2017	Nov. 30, 2018	Nov. 30, 2018	Nov. 30, 2019	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2020	Nov. 30, 2021	Nov. 30, 2021	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2023	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2025	Nov. 30, 2025
C000171463 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Emerging Markets Fund (Class R6) – including sales charge
Accumulated Value	$ 9,999.99		$ 10,841.32			$ 15,115.44		$ 13,446.84		$ 14,769.87		$ 18,452.1		$ 18,993.53		$ 14,498.02		$ 15,842.79		$ 17,835.95		$ 29,862.02
C000010982 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Emerging Markets Fund (Institutional Class) – including sales charge
Accumulated Value		$ 10,000			$ 11,422.11		$ 15,903.11		$ 14,121.21		$ 15,502.98		$ 19,341.56		$ 19,890.83		$ 15,164.75		$ 16,562.91		$ 18,619.31		$ 31,148.33
C000031063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Emerging Markets Fund (Class R) – including sales charge
Accumulated Value		10,000			11,364.34		15,740.54		13,908.79		15,199.2		18,863.11		19,304.37		14,641.52		15,914.05		17,801.3		29,627.8
C000010981 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Emerging Markets Fund (Class C) – including sales charge
Accumulated Value		10,000			11,300		15,579.46		13,701.67		14,889.82		18,395.29		18,729.47		14,130.33		15,279.62		17,012.19		28,170.98
C000010979 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Nomura Emerging Markets Fund (Class A) – including sales charge
Accumulated Value		9,425			10,732.47		14,911.55		13,212.61		14,468.42		18,004.54		18,466.64		14,039.34		15,299.27		17,154.02		28,632.03
MSCI Emerging Markets Index gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (gross)
Accumulated Value	10,000	10,000	10,519		10,886.38374	14,022	14,511.25797	12,795	13,241.45968	13,780	14,260.98855	16,374	16,946.0976	16,870	17,459.19415	13,990	14,478.88202	14,640	15,151.5004	16,458	17,032.92	21,444	22,192.58459
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (net)
Accumulated Value	$ 10,000	$ 10,000	$ 10,493		$ 10,846.87902	$ 13,937	$ 14,406.65882	$ 12,670	$ 13,096.56275	$ 13,592	$ 14,050.1339	$ 16,097	$ 16,639.07666	$ 16,531	$ 17,087.65538	$ 13,649	$ 14,109.00393	$ 14,224	$ 14,703.04896	$ 15,911	$ 16,446.90619	$ 20,606	$ 21,300.16603